Activity in Accident and Health Claim Reserves (Detail) (Accident and health, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accident and health
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease) [Abstract]
Balance at January 1, net of reinsurance recoverables of $259,829, $221,718, and $188,089, respectively	$ 127,405	$ 107,410	$ 91,813
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	(35)	(70)	(272)
Current year	60,474	54,096	42,876
Prior years	(11,243)	5,359	8,119
Total incurred	49,231	59,455	50,995
Current year	3,677	3,519	3,001
Prior years	37,756	35,871	32,125
Total paid	41,433	39,390	35,126
Balance at December 31, net of reinsurance recoverables of $283,252, $259,829, and $221,718, respectively	$ 135,168	$ 127,405	$ 107,410